Evergreen Institutional Treasury Money Market Fund: Annual Report as of February 28, 2003

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
22	INDEPENDENT AUDITORS' REPORT
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

April 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder:

We are pleased to provide the annual report for Evergreen Institutional Treasury Money Market Fund, which covers the 12-month period ended February 28, 2003.

Market analysis

We believe the case for proper asset allocation was made quite evident to investors over the past 12 months. While equities continued to struggle and bonds were mostly strong, money markets provided investors with consistency amid their growing popularity. The increased market volatility resulted in higher flows into cash accounts, and many investors benefited from this strategy. Indeed, the past year was best measured in relative performance, and many investors participating in money market funds enjoyed stability despite the very low interest rate environment.

The increased volatility in the financial markets over the past year can be attributed not only to the weaker-than-expected economic recovery, but also to the accounting scandals that severely undermined corporate credibility. And if these troubles weren't enough, investors had to contend with the uncertain geopolitical situation, as the potential for war and possible terror attacks weighed heavily on everyone's minds. Many investors chose to exit the equity markets, and stocks declined for the third consecutive year during 2002, a phenomenon that had not occurred in more than six decades. Bonds were led by the strength in Treasuries, whose traditional safe-haven status attracted many investors despite the $150 billion federal budget deficit. Cash levels as measured by CDs, savings accounts and money market funds rose to an estimated $6.5 trillion, an amount equivalent to almost two-thirds of total United States economic output.

The period began with solid economic growth in the first quarter of last year and some momentum from the rally in late 2001. However, moderating economic growth and drastically reduced earnings expectations pummeled equities and

LETTER TO SHAREHOLDERS continued

money flowed back into Treasuries and money markets. The Enron scandal served to exacerbate this trend and as other instances of corporate malfeasance surfaced, investor confidence plunged.

These disturbing events resulted in relatively quick action from the leadership in Washington as President Bush, members of Congress, and the SEC all became involved. Legislation was created in the form of the Sarbanes-Oxley Act of 2002 requiring new procedures for financial reporting and outlining the punishment for perpetrators of fraud. Corporate CEOs and CFOs were now required to attest to the veracity of the financial statements submitted quarterly to the SEC.

But just as investors were regaining hope regarding the integrity of financial reporting, saber rattling with Iraq increased and the economic recovery remained slower than hoped. The anniversary of the September 11 attacks rekindled fears of potential terrorism, and economic data was mixed. Earnings estimates were ratcheted downward yet again, and all eyes turned to Federal Reserve Board chairman Alan Greenspan, who ultimately surprised investors with a larger-than-expected 50-basis point interest rate cut in early November. The success of Republicans in the mid-term elections also appeared to favor investors, but after bouncing off the October lows, equities still finished the year in negative territory. Bonds, however, provided handsome returns, as Treasuries, corporates and municipals all benefited from low inflation and the accommodating Fed.

The new year began with optimism for solid economic growth, a sustained rebound in corporate profits, and hope for clarity on the geopolitical front. However, the honeymoon did not last, and threats from North Korea and global discord regarding Iraq only increased investor wariness. As a result, early gains were lost as investors waited for yet another possible resolution from the United Nations.

Looking ahead, we believe the U.S. economy will continue its moderate path of recovery in 2003. We project gross domestic product growth in the range of 3%, supported by mild levels of personal consumption and a gradual improvement in business spending. The outlook for inflation remains positive for consumers, yet businesses will once again be challenged by a lack of meaningful pricing power, preventing the traditional surge in corporate earnings common in early-cycle

LETTER TO SHAREHOLDERS continued

recoveries. In this environment, which continues to be framed by geopolitical concerns, money market investments will remain an important portfolio component.

Importance of diversification

The volatility we have experienced in the financial markets over the past several months offers many reasons for building and maintaining a diversified portfolio rather than making investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan* (SIP) can also be an effective tool to help you achieve your investment goals. As with all investment decisions, remember to consult your financial advisor to develop a strategy that will support your long-term objectives.

Please visit EvergreenInvestments.com for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continuing support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

*A regular investment program neither provides assurance of making a profit nor guarantees against loss in a declining market. You should consider your ability to make regular investments through periods of fluctuating price levels before choosing any regular investment plan.

FUND AT A GLANCE

as of February 28, 2003

PORTFOLIO MANAGEMENT

J. Kellie Allen	Bryan K. White, CFA

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 11/20/1996
								Lipper
								Institutional
				Institutional				U.S.
	Institutional	Administrative	Investor	Service	Participant	Reserve	Resource	Treasury
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Money	90-Day
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
Class Inception Date	11/20/1996	5/1/2001	5/1/2001	11/27/1996	5/1/2001	5/1/2001	5/1/2001	Median	Bill

Average Annual Returns

1 year	1.56%	1.50%	1.45%	1.30%	1.05%	0.90%	0.75%	1.30%	1.50%

5 years	4.24%	4.22%	4.20%	3.98%	4.05%	3.99%	3.93%	3.41%	3.98%

Since Portfolio Inception	4.49%	4.48%	4.46%	4.23%	4.34%	4.30%	4.25%	4.22%	4.22%

7-day annualized yield	1.14%	1.09%	1.04%	0.89%	0.64%	0.49%	0.34%	N/A	N/A

30-day annualized yield	1.14%	1.09%	1.04%	0.89%	0.64%	0.49%	0.34%	N/A	N/A

12-month income dividends per share	$0.015	$0.015	$0.014	$0.013	$0.010	$0.009	$0.007	N/A	N/A

PORTFOLIO COMPOSITION
(based on 2/28/2003 portfolio assets)

Repurchase Agreements	70.9%

U.S. Treasury Obligations	29.1%

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception, is based on the performance of the fund's Class I shares, the original class offered. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I shares do not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

7-DAY ANNUALIZED YIELD

TOTAL NET ASSETS: $5,304,279,190
AVERAGE MATURITY: 25 days

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund's investment objective is non-fundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of February 28, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002	2001	2000[1]	1999
CLASS I
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.015	0.032	0.060	0.049	0.051
Distributions to shareholders from
Net investment income	-0.015	-0.032	-0.060	-0.049	-0.051
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.56%	3.21%	6.19%	5.05%	5.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,222,210	$2,439,209	$1,784,059	$1,685,986	$2,061,540
Ratios to average net assets
Expenses[2]	0.20%	0.23%	0.19%	0.18%	0.21%
Net investment income	1.56%	3.12%	6.01%	4.92%	5.10%

1. Year ended February 29. 2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002[1]
CLASS AD
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.015	0.023
Distributions to shareholders from
Net investment income	-0.015	-0.023
Net asset value, end of period	$1.00	$1.00
Total return	1.50%	2.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$14,068	$4,771
Ratios to average net assets
Expenses[2]	0.25%	0.28%[3]
Net investment income	1.37%	3.07%[3]

1.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002[1]
CLASS IN
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.014	0.023
Distributions to shareholders from
Net investment income	-0.014	-0.023
Net asset value, end of period	$1.00	$1.00
Total return	1.45%	2.29%
Ratios and supplemental data
Net assets, end of period (thousands)	$158,831	$1,242
Ratios to average net assets
Expenses[2]	0.30%	0.34%[3]
Net investment income	1.40%	3.02%[3]

1.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002	2001	2000[1]	1999
CLASS IS
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.013	0.029	0.058	0.047	0.049
Distributions to shareholders from
Net investment income	-0.013	-0.029	-0.058	-0.047	-0.049
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.30%	2.95%	5.93%	4.79%	4.97%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,362,269	$1,885,874	$1,550,308	$1,506,949	$1,471,842
Ratios to average net assets
Expenses[2]	0.45%	0.48%	0.44%	0.43%	0.45%
Net investment income	1.26%	2.85%	5.77%	4.67%	4.81%

1. Year ended February 29. 2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002[1]
CLASS P
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.010	0.019
Distributions to shareholders from
Net investment income	-0.010	-0.019
Net asset value, end of period	$1.00	$1.00
Total return	1.05%	1.95%
Ratios and supplemental data
Net assets, end of period (thousands)	$350,527	$264,724
Ratios to average net assets
Expenses[2]	0.70%	0.73%[3]
Net investment income	1.03%	1.54%[3]

1.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002[1]
CLASS RV
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.009	0.018
Distributions to shareholders from
Net investment income	-0.009	-0.018
Net asset value, end of period	$1.00	$1.00
Total return	0.90%	1.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$156,877	$90,601
Ratios to average net assets
Expenses[2]	0.85%	0.88%[3]
Net investment income	0.89%	1.70%[3]

1.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002[1]
CLASS RC
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.007	0.017
Distributions to shareholders from
Net investment income	-0.007	-0.017
Net asset value, end of period	$1.00	$1.00
Total return	0.75%	1.69%
Ratios and supplemental data
Net assets, end of period (thousands)	$39,496	$42,274
Ratios to average net assets
Expenses[2]	1.00%	1.03%[3]
Net investment income	0.70%	1.50%[3]

1.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 28, 2003

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 31.8%
U. S. Treasury Bills:
1.14%, 5/8/2003	$100,000,000	$ 99,791,000
1.145%, 5/8/2003	200,000,000	199,580,166
1.165%, 5/29/2003	300,000,000	299,155,375
1.235%, 3/17/2003	500,000,000	499,759,860
U.S. Treasury Notes:
3.00%, 11/30/2003	150,000,000	151,710,079
3.25%, 12/31/2003	50,000,000	50,701,724
4.25%, 3/31/2003	286,246,000	286,655,862
5.50%, 5/31/2003	100,000,000	100,716,300
Total U.S. Treasury Obligations		1,688,070,366
REPURCHASE AGREEMENTS 77.5%*
ABN Amro, Inc., 1.30%, dated 2/28/2003, maturing 3/3/2003, maturity value $200,021,667 (1)	200,000,000	200,000,000
Barclays DeZeote Wedd Securities, 1.32%, dated 2/28/2003, maturing 3/3/2003, maturity value $200,022,000 (2)	200,000,000	200,000,000
Credit Suisse First Boston Corp., Avg. rate of 1.28%, dated 2/24/2003, maturing 3/3/2003, maturity value $250,062,222 (3)**	250,000,000	250,000,000
Deutsche Bank Securities, Inc., Avg. rate of 1.28%, dated 2/24/2003, maturing 3/3/2003, maturity value $330,082,408 (4)**	330,000,000	330,000,000
Dresdner Bank AG, Avg. rate of 1.26%, dated 2/24/2003, maturing 3/3/2003, maturity value $250,061,181 (5)**	250,000,000	250,000,000
Greenwich Capital Markets, Avg. rate of 1.28%, dated 2/24/2003, maturing 3/3/2003, maturity value $250,062,153 (6)**	250,000,000	250,000,000
JP Morgan & Co., Avg. rate of 1.27%, dated 2/24/2003, maturing 3/3/2003, maturity value $250,061,736 (7)**	250,000,000	250,000,000
Lehman Brothers, Inc., Avg. rate of 1.26%, dated 2/24/2003, maturing 3/3/2003, maturity value $250,061,181 (8)**	250,000,000	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.28%, dated 2/28/2003, maturing 3/3/2003, maturity value $200,021,333 (9)	200,000,000	200,000,000
Morgan Stanley & Co., Avg. rate of 1.26%, dated 2/24/2003, maturing 3/3/2003, maturity value $250,061,042 (10)**	250,000,000	250,000,000
Salomon Smith Barney, Inc.:
Avg. rate of 1.28%, dated 2/24/2003, maturing 3/3/2003, maturity value $250,062,153 (11)**	250,000,000	250,000,000
Avg. rate of 1.31%, dated 2/24/2003, maturing 3/3/2003, maturity value $375,095,208 (12)**	375,000,000	375,000,000
Societe Generale, 1.34%, dated 2/28/2003, maturing 3/3/2003, maturity value $200,022,333 (13)	200,000,000	200,000,000
State Street Bank & Trust Co., 1.27%, dated 2/28/2003, maturing 3/3/2003, maturity value $100,887,990 (14)	100,877,314	100,877,314
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

REPURCHASE AGREEMENTS continued
Warburg Dillon Reed LLC:
1.26%, dated 2/28/2003, maturing 3/3/2003, maturity value $130,013,650 (15)	$130,000,000	$ 130,000,000
1.33%, dated 2/28/2003, maturing 3/3/2003, maturity value $175,019,396 (15)	175,000,000	175,000,000
1.34%, dated 2/28/2003, maturing 3/3/2003, maturity value $200,022,333 (16)	200,000,000	200,000,000
Westdeutsche Landesbank, Avg. rate of 1.27%, dated 2/24/2003, maturing
3/3/2003, maturity value $250,061,667 (17)**	250,000,000	250,000,000
Total Repurchase Agreements		4,110,877,314
Total Investments (cost $5,798,947,680) 109.3%		5,798,947,680
Other Assets and Liabilities (9.3%)		(494,668,490)
Net Assets 100.0%		$ 5,304,279,190

*	Collateralized by:
	(1)	$68,699,000 U.S. Treasury Notes, 5.50% to 6.25%, 02/15/2007 to 05/15/2009, value including accrued interest is $78,982,572; $103,186,000 U.S. Treasury Bonds, 5.50% to 10.75%, 05/15/2003 to 08/15/2028, value including accrued interest is $111,697,739; $17,011,000 U.S. Treasury STRIPS, 0.00%, 11/15/2014, value is $13,320,293.
	(2)	$201,135,000 U.S. Treasury Note, 3.875%, 07/31/2003, value including accrued interest is $204,000,618.
	(3)	$212,310,030 U.S. Treasury Note, 6.50%, 02/15/2010, value is $255,002,198.
	(4)	$656,326,000 U.S. Treasury STRIPS, 0.00%, 05/15/2014 to 11/15/2021, value is $336,600,363.
	(5)	$250,510,000 U.S. Treasury Note, 3.00%, 11/15/2007, value including accrued interest is $255,004,161.
	(6)	$250,769,000 U.S. Treasury Notes, 1.75% to 3.375%, 04/30/2004 to 08/15/2007, value including accrued interest is 255,002,211.
	(7)	$255,288,000 U.S. Treasury Bills, 0.00%, 03/06/2003 to 05/22/2003, value is $255,002,763.
	(8)	$382,321,060 U.S. Treasury STRIPS, 0.00%, 08/15/2006 to 11/15/2026, value is $181,825,331. $173,171,000 U.S. Treasury STRIPS, 6.50% to 10.625%, 08/15/2015 to 11/15/2026, value is $73,175,045.
	(9)	$13,725,000 U.S. Treasury Bonds, 8.50% to 8.875%, 08/15/2017 to 02/15/2020, value including accrued interest is $20,298,253; $283,633,500 U.S. Treasury STRIPS, 0.00%, 06/30/2003 to 05/15/2016, value is $183,702,579; $32,308,000 U.S. Treasury STRIPS, 5.375% to 5.875%, 05/31/2003 to 11/15/2005, value is $30,721,504;
	(10)	$172,305,000 U.S. Treasury Bonds, 5.25% to 6.125%, 02/15/2029 to 08/15/2029, value including accrued interest is $190,908,091; $50,504,000 U.S. Treasury STRIPS, 0.00%, 01/15/2007, value is $64,092,726.
	(11)	$24,425,000 U.S. Treasury Bond, 6.25%, 05/15/2030, value including accrued interest is $29,997,037; $112,465,000 U.S. Treasury Bill, 0.00%, 05/29/2003, value is $112,129,517; $109,455,000 U.S. Treasury Note, 3.25%, 05/31/2004, value including accrued interest is $112,968,365.
	(12)	$1,350,278,390 GNMA, 4.00% to 9.00%, 04/15/2013 to 02/15/2033, value including accrued interest is $382,500,000.
	(13)	$1,089,903,819 GNMA, 4.50% to 7.00%, 06/20/2022 to 06/20/2032, value including accrued interest is $203,861,016; $114,000 U.S. Treasury Bond, 6.25%, 05/15/2030, value including accrued interest is $140,007;
	(14)	$103,380,000 U.S. Treasury Bill, 0.00%, 07/24/2003, value is $102,895,355.
	(15)	$761,140,000 U.S. Treasury STRIPS, 0.00%, 05/15/2017 to 02/15/2025, value is $331,502,617.
	(16)	$309,739,947 GNMA, 0.00% to 11.50%, 11/15/2009 to 02/20/2033, value including accrued interest is $204,004,319.
	(17)	$248,743,000 U.S. Treasury Note, 2.875%, 06/30/2004, value including accrued interest is $255,000,074.
**	Variable rate repurchase agreement where the rate resets daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations:
GNMA	Government National Mortgage Association
STRIPS	Separate Trading of Registered Interest and Principal of Securities
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003

Assets
Investments in securities	$ 1,688,070,366
Investments in repurchase agreements	4,110,877,314

Investments at amortized cost	5,798,947,680
Receivable for Fund shares sold	300,000
Interest receivable	8,804,522
Prepaid expenses and other assets	106,946

Total assets	5,808,159,148

Liabilities
Dividends payable	3,619,227
Payable for securities purchased	499,759,860
Advisory fee payable	47,950
Distribution Plan expenses payable	75,278
Due to other related parties	25,806
Accrued expenses and other liabilities	351,837

Total liabilities	503,879,958

Net assets	$ 5,304,279,190

Net assets represented by
Paid-in capital	$ 5,304,267,707
Undistributed net investment income	13,939
Accumulated net realized losses on securities	(2,456)

Total net assets	$ 5,304,279,190

Net assets consists of
Class I	$ 2,222,210,334
Class AD	14,068,427
Class IN	158,830,898
Class IS	2,362,269,197
Class P	350,527,207
Class RV	156,877,490
Class RC	39,495,637

Total net assets	$ 5,304,279,190

Shares outstanding
Class I	2,222,227,429
Class AD	14,068,210
Class IN	158,827,496
Class IS	2,362,249,606
Class P	350,520,719
Class RV	156,878,502
Class RC	39,494,995

Net asset value per share
Class I	$ 1.00
Class AD	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00
Class RV	$ 1.00
Class RC	$ 1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended February 28, 2003

Investment income
Interest	$ 94,437,936

Expenses
Advisory fee	5,973,135
Distribution Plan expenses
Class AD	6,943
Class IN	164,449
Class IS	5,370,732
Class P	1,721,133
Class RV	602,207
Class RC	279,782
Administrative services fees	3,226,565
Transfer agent fee	7,032
Trustees' fees and expenses	75,447
Printing and postage expenses	33,334
Custodian fee	1,099,284
Registration and filing fees	404,959
Professional fees	26,682
Other	216,533

Total expenses	19,208,217
Less: Expense reductions	(21,645)

Net expenses	19,186,572

Net investment income	75,251,364

Net increase in net assets resulting from operations	$ 75,251,364

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,
	2003		2002(a)

Operations
Net investment income		$ 75,251,364		$ 104,862,584

Distributions to shareholders from
Net investment income
Class I		(41,048,021)		(57,630,159)
Class AD		(189,621)		(372)
Class IN		(2,301,411)		(1,684)
Class IS		(27,039,791)		(45,654,843)
Class P		(3,542,043)		(987,626)
Class RV		(823,741)		(426,262)
Class RC		(244,718)		(209,717)

Total distributions to shareholders		(75,189,346)		(104,910,663)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	25,329,203,683	25,329,203,683	10,933,044,866	10,933,044,866
Class AD	158,473,213	158,473,213	4,770,626	4,770,626
Class IN	913,243,736	913,243,736	1,241,725	1,241,725
Class IS	7,504,039,360	7,504,039,360	5,002,691,935	5,002,691,935
Class P	1,228,142,495	1,228,142,495	1,036,738,053	1,036,738,053
Class RV	599,591,614	599,591,614	204,929,274	204,929,274
Class RC	320,971,745	320,971,745	128,770,310	128,770,310

		36,053,665,846		17,312,186,789

Net asset value of shares issued in reinvestment of distributions
Class I	5,323,665	5,323,665	910,122	910,122
Class AD	15	15	23	23
Class IN	7,419	7,419	23	23
Class IS	4,706,008	4,706,008	7,145,656	7,145,656
Class P	0	0	14	14
Class RV	505	505	4,121	4,121
Class RC	0	0	13	13

		10,037,612		8,059,972

Payment for shares redeemed
Class I	(25,551,547,874)	(25,551,547,874)	(10,278,767,966)	(10,278,767,966)
Class AD	(149,175,667)	(149,175,667)	0	0
Class IN	(755,665,407)	(755,665,407)	0	0
Class IS	(7,032,380,196)	(7,032,380,196)	(4,674,260,602)	(4,674,260,602)
Class P	(1,142,345,379)	(1,142,345,379)	(772,014,464)	(772,014,464)
Class RV	(533,315,825)	(533,315,825)	(114,331,187)	(114,331,187)
Class RC	(323,751,029)	(323,751,029)	(86,496,044)	(86,496,044)

		(35,488,181,377)		(15,925,870,263)

Net increase in net assets resulting from capital share transactions		575,522,081		1,394,376,498

Total increase in net assets		575,584,099		1,394,328,419
Net assets
Beginning of period		4,728,695,091		3,334,366,672

End of period		$ 5,304,279,190		$ 4,728,695,091

Undistributed (overdistributed) net investment income		$ 13,939		$ (48,079)

(a) For Classes AD, IN, P, RV, and RC, for the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Treasury Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral.

NOTES TO FINANCIAL STATEMENTS continued

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.11% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.06% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

NOTES TO FINANCIAL STATEMENTS continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On February 28, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

The Fund loaned securities during the year ended February 28, 2003 to certain brokers. During the year ended February 28, 2003, the Fund earned $138,918 in income from securities lending.

As of February 28, 2003, the Fund had $2,456 in capital loss carryovers for federal income tax purposes with $384 expiring in 2004 and $2,072 expiring in 2006.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2003, the components of distributable earnings on a tax basis consisted of undistibuted ordinary income in the amount of $13,939 and capital loss carryover in the amount of $2,456.

The tax character of distributions paid for the year ended February 28, 2003 was $75,189,346 of ordinary income.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $21,645, which represents 0.00% of its average daily net assets.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which

NOTES TO FINANCIAL STATEMENTS continued

are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. IN-KIND TRANSACTION

Effective on the close of business on May 28, 2002, the Fund acquired assets through an in-kind transaction. This transaction transferred the underlying securities of Wachovia Treasury Money Market Fund into the Fund. In the transaction, shareholders redeemed 243,340,471 shares of Wachovia Treasury Money Market Fund and purchased the same number of Class I shares of the Fund in consideration for securities valued at $243,340,471, which resulted in no gain or loss to the shareholder. The value of securities received by the Fund and the number of Class I shares issued are reflected as proceeds from shares sold in the Statements of Changes in Net Assets for the year ended February 28, 2003.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended February 28, 2003, the Fund had no borrowings under this agreement.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Treasury Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 28, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2003 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Treasury Money Market Fund, as of February 28, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
April 4, 2003

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 109 Evergreen funds.

[2] Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the fund’s investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

[5] The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $232 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of February 28, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

565578    4/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034